Submission	Nov. 05, 2025	Oct. 31, 2025
Submission [Line Items]
Central Index Key		0000725363
Registrant Name		CEL-SCI Corporation
Form Type	S-3	S-3
Submission Type		S-3
Fee Exhibit Type		EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A